Commercial Loans (Tables)	12 Months Ended
Dec. 31, 2015
Commercial Loans [Abstract]
Schedule of Debt [Table Text Block]
Credit risk profile based on loan activity as of December 31, 2015 and 2014:

Performing loans	Developers- Residential	Developers- Commercial	Developers- Mixed Used	Other	Total outstanding loans
December 31, 2015	$28,801,540	$1,000,000	$1,102,500	$—	$30,904,040
December 31, 2014	$22,360,040	$1,635,000	$20,000	$17,436	$24,032,476